SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of cash and cash equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 105,228	$ 15,506	$ 31,425
Restricted cash			100
Total cash and cash equivalents		$ 15,506	$ 31,525